Restricted cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Abstract]
Cash and cash equivalents	$ 1,204,018	$ 1,659,669
Restricted cash	211,017	364,456
Total cash, cash equivalents and restricted cash	$ 1,415,035	$ 2,024,125	$ 2,364,627	$ 2,822,545